FINANCIAL INSTRUMENTS AND RISK MANAGEMENT (Details 14) R$ in Thousands	12 Months Ended
Dec. 31, 2022 BRL (R$) Number
Scenario -50% [Member] | Soybean Meal C B O T [Member]
IfrsStatementLineItems [Line Items]
Net effect on operating results	R$ 4,487
Scenario -50% [Member] | Soybean Oil C B O T [Member]
IfrsStatementLineItems [Line Items]
Net effect on operating results	210
Scenario -50% [Member] | Corn C B O T [Member]
IfrsStatementLineItems [Line Items]
Net effect on operating results	(119,358)
Scenario -50% [Member] | Corn B 3 [Member]
IfrsStatementLineItems [Line Items]
Net effect on operating results	7,461
Scenario -50% [Member] | Collar [Member] | Soybean Meal C B O T [Member]
IfrsStatementLineItems [Line Items]
Net effect on operating results	(13,454)
Scenario -50% [Member] | Collar [Member] | Soybean Oil C B O T [Member]
IfrsStatementLineItems [Line Items]
Net effect on operating results	(6,802)
Scenario -50% [Member] | Collar [Member] | Corn C B O T [Member]
IfrsStatementLineItems [Line Items]
Net effect on operating results	(142,169)
Scenario -50% [Member] | Collar [Member] | Corn B 3 [Member]
IfrsStatementLineItems [Line Items]
Net effect on operating results	(122,349)
Scenario -50% [Member] | Cost Of Sales One [Member] | Soybean Meal C B O T [Member]
IfrsStatementLineItems [Line Items]
Net effect on operating results	31,589
Scenario -50% [Member] | Cost Of Sales One [Member] | Soybean Oil C B O T [Member]
IfrsStatementLineItems [Line Items]
Net effect on operating results	17,112
Scenario -50% [Member] | Cost Of Sales One [Member] | Corn C B O T [Member]
IfrsStatementLineItems [Line Items]
Net effect on operating results	(4,447)
Scenario -50% [Member] | Cost Of Sales One [Member] | Corn B 3 [Member]
IfrsStatementLineItems [Line Items]
Net effect on operating results	(21,876)
Scenario -50% [Member] | N D F One [Member] | Soybean Meal C B O T [Member]
IfrsStatementLineItems [Line Items]
Net effect on operating results	(13,648)
Scenario -50% [Member] | N D F One [Member] | Soybean Oil C B O T [Member]
IfrsStatementLineItems [Line Items]
Net effect on operating results	(10,100)
Scenario -50% [Member] | N D F One [Member] | Corn C B O T [Member]
IfrsStatementLineItems [Line Items]
Net effect on operating results	27,258
Scenario -50% [Member] | Future 1 [Member] | Corn B 3 [Member]
IfrsStatementLineItems [Line Items]
Net effect on operating results	151,686
Scenario -25% [Member] | Soybean Meal C B O T [Member]
IfrsStatementLineItems [Line Items]
Net effect on operating results	4,452
Scenario -25% [Member] | Soybean Oil C B O T [Member]
IfrsStatementLineItems [Line Items]
Net effect on operating results	210
Scenario -25% [Member] | Corn C B O T [Member]
IfrsStatementLineItems [Line Items]
Net effect on operating results	(51,384)
Scenario -25% [Member] | Corn B 3 [Member]
IfrsStatementLineItems [Line Items]
Net effect on operating results	9,848
Scenario -25% [Member] | Collar [Member] | Soybean Meal C B O T [Member]
IfrsStatementLineItems [Line Items]
Net effect on operating results	(4,519)
Scenario -25% [Member] | Collar [Member] | Soybean Oil C B O T [Member]
IfrsStatementLineItems [Line Items]
Net effect on operating results	(3,296)
Scenario -25% [Member] | Collar [Member] | Corn C B O T [Member]
IfrsStatementLineItems [Line Items]
Net effect on operating results	(62,790)
Scenario -25% [Member] | Collar [Member] | Corn B 3 [Member]
IfrsStatementLineItems [Line Items]
Net effect on operating results	(55,057)
Scenario -25% [Member] | Cost Of Sales One [Member] | Soybean Meal C B O T [Member]
IfrsStatementLineItems [Line Items]
Net effect on operating results	15,795
Scenario -25% [Member] | Cost Of Sales One [Member] | Soybean Oil C B O T [Member]
IfrsStatementLineItems [Line Items]
Net effect on operating results	8,556
Scenario -25% [Member] | Cost Of Sales One [Member] | Corn C B O T [Member]
IfrsStatementLineItems [Line Items]
Net effect on operating results	(2,223)
Scenario -25% [Member] | Cost Of Sales One [Member] | Corn B 3 [Member]
IfrsStatementLineItems [Line Items]
Net effect on operating results	(10,938)
Scenario -25% [Member] | N D F One [Member] | Soybean Meal C B O T [Member]
IfrsStatementLineItems [Line Items]
Net effect on operating results	(6,824)
Scenario -25% [Member] | N D F One [Member] | Soybean Oil C B O T [Member]
IfrsStatementLineItems [Line Items]
Net effect on operating results	(5,050)
Scenario -25% [Member] | N D F One [Member] | Corn C B O T [Member]
IfrsStatementLineItems [Line Items]
Net effect on operating results	13,629
Scenario -25% [Member] | Future 1 [Member] | Corn B 3 [Member]
IfrsStatementLineItems [Line Items]
Net effect on operating results	75,843
Scenario -10% [Member] | Soybean Meal C B O T [Member]
IfrsStatementLineItems [Line Items]
Net effect on operating results	3,012
Scenario -10% [Member] | Soybean Oil C B O T [Member]
IfrsStatementLineItems [Line Items]
Net effect on operating results	228
Scenario -10% [Member] | Corn C B O T [Member]
IfrsStatementLineItems [Line Items]
Net effect on operating results	(11,363)
Scenario -10% [Member] | Corn B 3 [Member]
IfrsStatementLineItems [Line Items]
Net effect on operating results	11,280
Scenario -10% [Member] | Collar [Member] | Soybean Meal C B O T [Member]
IfrsStatementLineItems [Line Items]
Net effect on operating results	(576)
Scenario -10% [Member] | Collar [Member] | Soybean Oil C B O T [Member]
IfrsStatementLineItems [Line Items]
Net effect on operating results	(1,174)
Scenario -10% [Member] | Collar [Member] | Corn C B O T [Member]
IfrsStatementLineItems [Line Items]
Net effect on operating results	(15,926)
Scenario -10% [Member] | Collar [Member] | Corn B 3 [Member]
IfrsStatementLineItems [Line Items]
Net effect on operating results	(14,682)
Scenario -10% [Member] | Cost Of Sales One [Member] | Soybean Meal C B O T [Member]
IfrsStatementLineItems [Line Items]
Net effect on operating results	6,318
Scenario -10% [Member] | Cost Of Sales One [Member] | Soybean Oil C B O T [Member]
IfrsStatementLineItems [Line Items]
Net effect on operating results	3,422
Scenario -10% [Member] | Cost Of Sales One [Member] | Corn C B O T [Member]
IfrsStatementLineItems [Line Items]
Net effect on operating results	(889)
Scenario -10% [Member] | Cost Of Sales One [Member] | Corn B 3 [Member]
IfrsStatementLineItems [Line Items]
Net effect on operating results	(4,375)
Scenario -10% [Member] | N D F One [Member] | Soybean Meal C B O T [Member]
IfrsStatementLineItems [Line Items]
Net effect on operating results	(2,730)
Scenario -10% [Member] | N D F One [Member] | Soybean Oil C B O T [Member]
IfrsStatementLineItems [Line Items]
Net effect on operating results	(2,020)
Scenario -10% [Member] | N D F One [Member] | Corn C B O T [Member]
IfrsStatementLineItems [Line Items]
Net effect on operating results	5,452
Scenario -10% [Member] | Future 1 [Member] | Corn B 3 [Member]
IfrsStatementLineItems [Line Items]
Net effect on operating results	30,337
Scenario +10% [Member] | Soybean Meal C B O T [Member]
IfrsStatementLineItems [Line Items]
Net effect on operating results	(1,728)
Scenario +10% [Member] | Soybean Oil C B O T [Member]
IfrsStatementLineItems [Line Items]
Net effect on operating results	(234)
Scenario +10% [Member] | Corn C B O T [Member]
IfrsStatementLineItems [Line Items]
Net effect on operating results	5,775
Scenario +10% [Member] | Corn B 3 [Member]
IfrsStatementLineItems [Line Items]
Net effect on operating results	(18,560)
Scenario +10% [Member] | Collar [Member] | Soybean Meal C B O T [Member]
IfrsStatementLineItems [Line Items]
Net effect on operating results	1,860
Scenario +10% [Member] | Collar [Member] | Soybean Oil C B O T [Member]
IfrsStatementLineItems [Line Items]
Net effect on operating results	1,168
Scenario +10% [Member] | Collar [Member] | Corn C B O T [Member]
IfrsStatementLineItems [Line Items]
Net effect on operating results	10,338
Scenario +10% [Member] | Collar [Member] | Corn B 3 [Member]
IfrsStatementLineItems [Line Items]
Net effect on operating results	7,402
Scenario +10% [Member] | Cost Of Sales One [Member] | Soybean Meal C B O T [Member]
IfrsStatementLineItems [Line Items]
Net effect on operating results	(6,318)
Scenario +10% [Member] | Cost Of Sales One [Member] | Soybean Oil C B O T [Member]
IfrsStatementLineItems [Line Items]
Net effect on operating results	(3,422)
Scenario +10% [Member] | Cost Of Sales One [Member] | Corn C B O T [Member]
IfrsStatementLineItems [Line Items]
Net effect on operating results	889
Scenario +10% [Member] | Cost Of Sales One [Member] | Corn B 3 [Member]
IfrsStatementLineItems [Line Items]
Net effect on operating results	4,375
Scenario +10% [Member] | N D F One [Member] | Soybean Meal C B O T [Member]
IfrsStatementLineItems [Line Items]
Net effect on operating results	2,730
Scenario +10% [Member] | N D F One [Member] | Soybean Oil C B O T [Member]
IfrsStatementLineItems [Line Items]
Net effect on operating results	2,020
Scenario +10% [Member] | N D F One [Member] | Corn C B O T [Member]
IfrsStatementLineItems [Line Items]
Net effect on operating results	(5,452)
Scenario +10% [Member] | Future 1 [Member] | Corn B 3 [Member]
IfrsStatementLineItems [Line Items]
Net effect on operating results	(30,337)
Scenario +25% [Member] | Soybean Meal C B O T [Member]
IfrsStatementLineItems [Line Items]
Net effect on operating results	(1,728)
Scenario +25% [Member] | Soybean Oil C B O T [Member]
IfrsStatementLineItems [Line Items]
Net effect on operating results	(195)
Scenario +25% [Member] | Corn C B O T [Member]
IfrsStatementLineItems [Line Items]
Net effect on operating results	46,138
Scenario +25% [Member] | N D F One [Member]
IfrsStatementLineItems [Line Items]
Net effect on operating results	(17,461)
Scenario +25% [Member] | Collar [Member] | Soybean Meal C B O T [Member]
IfrsStatementLineItems [Line Items]
Net effect on operating results	7,243
Scenario +25% [Member] | Collar [Member] | Soybean Oil C B O T [Member]
IfrsStatementLineItems [Line Items]
Net effect on operating results	3,311
Scenario +25% [Member] | Collar [Member] | Corn C B O T [Member]
IfrsStatementLineItems [Line Items]
Net effect on operating results	57,544
Scenario +25% [Member] | Collar [Member] | Corn B 3 [Member]
IfrsStatementLineItems [Line Items]
Net effect on operating results	47,444
Scenario +25% [Member] | Cost Of Sales One [Member] | Soybean Meal C B O T [Member]
IfrsStatementLineItems [Line Items]
Net effect on operating results	(15,795)
Scenario +25% [Member] | Cost Of Sales One [Member] | Soybean Oil C B O T [Member]
IfrsStatementLineItems [Line Items]
Net effect on operating results	(8,556)
Scenario +25% [Member] | Cost Of Sales One [Member] | Corn C B O T [Member]
IfrsStatementLineItems [Line Items]
Net effect on operating results	2,223
Scenario +25% [Member] | Cost Of Sales One [Member] | Corn B 3 [Member]
IfrsStatementLineItems [Line Items]
Net effect on operating results	10,938
Scenario +25% [Member] | N D F One [Member] | Soybean Meal C B O T [Member]
IfrsStatementLineItems [Line Items]
Net effect on operating results	6,824
Scenario +25% [Member] | N D F One [Member] | Soybean Oil C B O T [Member]
IfrsStatementLineItems [Line Items]
Net effect on operating results	5,050
Scenario +25% [Member] | N D F One [Member] | Corn C B O T [Member]
IfrsStatementLineItems [Line Items]
Net effect on operating results	(13,629)
Scenario +25% [Member] | Future 1 [Member] | Corn B 3 [Member]
IfrsStatementLineItems [Line Items]
Net effect on operating results	(75,843)
Scenario +50% [Member] | Soybean Meal C B O T [Member]
IfrsStatementLineItems [Line Items]
Net effect on operating results	(1,727)
Scenario +50% [Member] | Soybean Oil C B O T [Member]
IfrsStatementLineItems [Line Items]
Net effect on operating results	(195)
Scenario +50% [Member] | Corn C B O T [Member]
IfrsStatementLineItems [Line Items]
Net effect on operating results	114,113
Scenario +50% [Member] | Corn B 3 [Member]
IfrsStatementLineItems [Line Items]
Net effect on operating results	(15,074)
Scenario +50% [Member] | Collar [Member] | Soybean Meal C B O T [Member]
IfrsStatementLineItems [Line Items]
Net effect on operating results	16,214
Scenario +50% [Member] | Collar [Member] | Soybean Oil C B O T [Member]
IfrsStatementLineItems [Line Items]
Net effect on operating results	6,817
Scenario +50% [Member] | Collar [Member] | Corn C B O T [Member]
IfrsStatementLineItems [Line Items]
Net effect on operating results	136,924
Scenario +50% [Member] | Collar [Member] | Corn B 3 [Member]
IfrsStatementLineItems [Line Items]
Net effect on operating results	114,736
Scenario +50% [Member] | Cost Of Sales One [Member] | Soybean Meal C B O T [Member]
IfrsStatementLineItems [Line Items]
Net effect on operating results	(31,589)
Scenario +50% [Member] | Cost Of Sales One [Member] | Soybean Oil C B O T [Member]
IfrsStatementLineItems [Line Items]
Net effect on operating results	(17,112)
Scenario +50% [Member] | Cost Of Sales One [Member] | Corn C B O T [Member]
IfrsStatementLineItems [Line Items]
Net effect on operating results	4,447
Scenario +50% [Member] | Cost Of Sales One [Member] | Corn B 3 [Member]
IfrsStatementLineItems [Line Items]
Net effect on operating results	21,876
Scenario +50% [Member] | N D F One [Member] | Soybean Meal C B O T [Member]
IfrsStatementLineItems [Line Items]
Net effect on operating results	13,648
Scenario +50% [Member] | N D F One [Member] | Soybean Oil C B O T [Member]
IfrsStatementLineItems [Line Items]
Net effect on operating results	10,100
Scenario +50% [Member] | N D F One [Member] | Corn C B O T [Member]
IfrsStatementLineItems [Line Items]
Net effect on operating results	(27,258)
Scenario +50% [Member] | Future 1 [Member] | Corn B 3 [Member]
IfrsStatementLineItems [Line Items]
Net effect on operating results	R$ (151,686)
United States of America, Dollars
IfrsStatementLineItems [Line Items]
Base | Number	5.2177
United States of America, Dollars | Scenario -50% [Member]
IfrsStatementLineItems [Line Items]
Base | Number	2.6089
Monetary Assets and Liabilities	R$ 2,088,710
Derivative Instruments - Not designated	(1,720,265)
Net effect	368,445
Net effect on operating results	(10,675)
United States of America, Dollars | Scenario -50% [Member] | Revenue In U S D [Member]
IfrsStatementLineItems [Line Items]
Net effect on operating results	(1,293,990)
United States of America, Dollars | Scenario -50% [Member] | N D F [Member]
IfrsStatementLineItems [Line Items]
Net effect on operating results	772,220
United States of America, Dollars | Scenario -50% [Member] | Collar [Member]
IfrsStatementLineItems [Line Items]
Net effect on operating results	511,095
United States of America, Dollars | Scenario -50% [Member] | Cost Of Sales One [Member]
IfrsStatementLineItems [Line Items]
Net effect on operating results	(97,601)
United States of America, Dollars | Scenario -50% [Member] | N D F One [Member]
IfrsStatementLineItems [Line Items]
Net effect on operating results	R$ 97,601
United States of America, Dollars | Scenario -25% [Member]
IfrsStatementLineItems [Line Items]
Base | Number	3.9133
Monetary Assets and Liabilities	R$ 1,044,355
Derivative Instruments - Not designated	(860,133)
Net effect	184,222
Net effect on operating results	(10,675)
United States of America, Dollars | Scenario -25% [Member] | Revenue In U S D [Member]
IfrsStatementLineItems [Line Items]
Net effect on operating results	(646,995)
United States of America, Dollars | Scenario -25% [Member] | N D F [Member]
IfrsStatementLineItems [Line Items]
Net effect on operating results	386,110
United States of America, Dollars | Scenario -25% [Member] | Collar [Member]
IfrsStatementLineItems [Line Items]
Net effect on operating results	250,210
United States of America, Dollars | Scenario -25% [Member] | Cost Of Sales One [Member]
IfrsStatementLineItems [Line Items]
Net effect on operating results	(48,801)
United States of America, Dollars | Scenario -25% [Member] | N D F One [Member]
IfrsStatementLineItems [Line Items]
Net effect on operating results	R$ 48,801
United States of America, Dollars | Scenario -10% [Member]
IfrsStatementLineItems [Line Items]
Base | Number	4.6959
Monetary Assets and Liabilities	R$ 417,742
Derivative Instruments - Not designated	(344,053)
Net effect	73,689
Net effect on operating results	(10,675)
United States of America, Dollars | Scenario -10% [Member] | Revenue In U S D [Member]
IfrsStatementLineItems [Line Items]
Net effect on operating results	(258,798)
United States of America, Dollars | Scenario -10% [Member] | N D F [Member]
IfrsStatementLineItems [Line Items]
Net effect on operating results	154,444
United States of America, Dollars | Scenario -10% [Member] | Collar [Member]
IfrsStatementLineItems [Line Items]
Net effect on operating results	93,679
United States of America, Dollars | Scenario -10% [Member] | Cost Of Sales One [Member]
IfrsStatementLineItems [Line Items]
Net effect on operating results	(19,520)
United States of America, Dollars | Scenario -10% [Member] | N D F One [Member]
IfrsStatementLineItems [Line Items]
Net effect on operating results	R$ 19,520
United States of America, Dollars | Scenario +10% [Member]
IfrsStatementLineItems [Line Items]
Base | Number	5.7395
Monetary Assets and Liabilities	R$ (417,742)
Derivative Instruments - Not designated	344,053
Net effect	(73,689)
Net effect on operating results	70,077
United States of America, Dollars | Scenario +10% [Member] | Revenue In U S D [Member]
IfrsStatementLineItems [Line Items]
Net effect on operating results	258,798
United States of America, Dollars | Scenario +10% [Member] | N D F [Member]
IfrsStatementLineItems [Line Items]
Net effect on operating results	(154,444)
United States of America, Dollars | Scenario +10% [Member] | Collar [Member]
IfrsStatementLineItems [Line Items]
Net effect on operating results	(34,277)
United States of America, Dollars | Scenario +10% [Member] | Cost Of Sales One [Member]
IfrsStatementLineItems [Line Items]
Net effect on operating results	19,520
United States of America, Dollars | Scenario +10% [Member] | N D F One [Member]
IfrsStatementLineItems [Line Items]
Net effect on operating results	R$ (19,520)
United States of America, Dollars | Scenario +25% [Member]
IfrsStatementLineItems [Line Items]
Base | Number	6.5221
Monetary Assets and Liabilities	R$ (1,044,355)
Derivative Instruments - Not designated	860,133
Net effect	(184,222)
Net effect on operating results	81,058
United States of America, Dollars | Scenario +25% [Member] | Revenue In U S D [Member]
IfrsStatementLineItems [Line Items]
Net effect on operating results	646,995
United States of America, Dollars | Scenario +25% [Member] | N D F [Member]
IfrsStatementLineItems [Line Items]
Net effect on operating results	(386,110)
United States of America, Dollars | Scenario +25% [Member] | Collar [Member]
IfrsStatementLineItems [Line Items]
Net effect on operating results	(179,827)
United States of America, Dollars | Scenario +25% [Member] | Cost Of Sales One [Member]
IfrsStatementLineItems [Line Items]
Net effect on operating results	48,801
United States of America, Dollars | Scenario +25% [Member] | N D F One [Member]
IfrsStatementLineItems [Line Items]
Net effect on operating results	R$ (48,801)
United States of America, Dollars | Scenario +50% [Member]
IfrsStatementLineItems [Line Items]
Base | Number	7.8266
Monetary Assets and Liabilities	R$ (2,088,710)
Derivative Instruments - Not designated	1,720,265
Net effect	(368,445)
Net effect on operating results	81,058
United States of America, Dollars | Scenario +50% [Member] | Revenue In U S D [Member]
IfrsStatementLineItems [Line Items]
Net effect on operating results	1,293,990
United States of America, Dollars | Scenario +50% [Member] | N D F [Member]
IfrsStatementLineItems [Line Items]
Net effect on operating results	(772,220)
United States of America, Dollars | Scenario +50% [Member] | Collar [Member]
IfrsStatementLineItems [Line Items]
Net effect on operating results	(440,712)
United States of America, Dollars | Scenario +50% [Member] | Cost Of Sales One [Member]
IfrsStatementLineItems [Line Items]
Net effect on operating results	97,601
United States of America, Dollars | Scenario +50% [Member] | N D F One [Member]
IfrsStatementLineItems [Line Items]
Net effect on operating results	R$ (97,601)
Euro Member Countries, Euro
IfrsStatementLineItems [Line Items]
Base | Number	5.5694
Euro Member Countries, Euro | Scenario -50% [Member]
IfrsStatementLineItems [Line Items]
Base | Number	2.7847
Monetary Assets and Liabilities	R$ 266,776
Derivative Instruments - Not designated	(245,054)
Net effect	R$ 21,722
Euro Member Countries, Euro | Scenario -25% [Member]
IfrsStatementLineItems [Line Items]
Base | Number	4.1771
Monetary Assets and Liabilities	R$ 133,388
Derivative Instruments - Not designated	(122,527)
Net effect	R$ 10,861
Euro Member Countries, Euro | Scenario -10% [Member]
IfrsStatementLineItems [Line Items]
Base | Number	5.0125
Monetary Assets and Liabilities	R$ 53,355
Derivative Instruments - Not designated	(49,011)
Net effect	R$ 4,344
Euro Member Countries, Euro | Scenario +10% [Member]
IfrsStatementLineItems [Line Items]
Base | Number	6.1263
Monetary Assets and Liabilities	R$ (53,355)
Derivative Instruments - Not designated	49,011
Net effect	R$ (4,344)
Euro Member Countries, Euro | Scenario +25% [Member]
IfrsStatementLineItems [Line Items]
Base | Number	6.9618
Monetary Assets and Liabilities	R$ (133,388)
Derivative Instruments - Not designated	122,527
Net effect	R$ (10,861)
Euro Member Countries, Euro | Scenario +50% [Member]
IfrsStatementLineItems [Line Items]
Base | Number	8.3541
Monetary Assets and Liabilities	R$ (266,776)
Derivative Instruments - Not designated	245,054
Net effect	R$ (21,722)
Japan, Yen
IfrsStatementLineItems [Line Items]
Base | Number	0.0396
Japan, Yen | Scenario -50% [Member]
IfrsStatementLineItems [Line Items]
Base | Number	0.0198
Monetary Assets and Liabilities	R$ 1,634
Net effect	R$ 1,634
Japan, Yen | Scenario -25% [Member]
IfrsStatementLineItems [Line Items]
Base | Number	0.0297
Monetary Assets and Liabilities	R$ 817
Net effect	R$ 817
Japan, Yen | Scenario -10% [Member]
IfrsStatementLineItems [Line Items]
Base | Number	0.0356
Monetary Assets and Liabilities	R$ 327
Net effect	R$ 327
Japan, Yen | Scenario +10% [Member]
IfrsStatementLineItems [Line Items]
Base | Number	0.0435
Monetary Assets and Liabilities	R$ (327)
Net effect	R$ (327)
Japan, Yen | Scenario +25% [Member]
IfrsStatementLineItems [Line Items]
Base | Number	0.0495
Monetary Assets and Liabilities	R$ (817)
Net effect	R$ (817)
Japan, Yen | Scenario +50% [Member]
IfrsStatementLineItems [Line Items]
Base | Number	0.0594
Monetary Assets and Liabilities	R$ (1,634)
Net effect	R$ (1,634)
Turkey, New Lira
IfrsStatementLineItems [Line Items]
Base | Number	0.2788
Turkey, New Lira | Scenario -50% [Member]
IfrsStatementLineItems [Line Items]
Base | Number	0.1394
Monetary Assets and Liabilities	R$ (211,822)
Derivative Instruments - Not designated	104,354
Net effect	R$ (107,468)
Turkey, New Lira | Scenario -25% [Member]
IfrsStatementLineItems [Line Items]
Base | Number	0.2091
Monetary Assets and Liabilities	R$ (105,911)
Derivative Instruments - Not designated	52,177
Net effect	R$ (53,734)
Turkey, New Lira | Scenario -10% [Member]
IfrsStatementLineItems [Line Items]
Base | Number	0.2509
Monetary Assets and Liabilities	R$ (42,364)
Derivative Instruments - Not designated	20,871
Net effect	R$ (21,493)
Turkey, New Lira | Scenario +10% [Member]
IfrsStatementLineItems [Line Items]
Base | Number	0.3067
Monetary Assets and Liabilities	R$ 42,364
Derivative Instruments - Not designated	(20,871)
Net effect	R$ 21,493
Turkey, New Lira | Scenario +25% [Member]
IfrsStatementLineItems [Line Items]
Base | Number	0.3485
Monetary Assets and Liabilities	R$ 105,911
Derivative Instruments - Not designated	(52,177)
Net effect	R$ 53,734
Turkey, New Lira | Scenario +50% [Member]
IfrsStatementLineItems [Line Items]
Base | Number	0.4182
Monetary Assets and Liabilities	R$ 211,822
Derivative Instruments - Not designated	(104,354)
Net effect	R$ 107,468
Angola, Kwanza
IfrsStatementLineItems [Line Items]
Base | Number	0.0104
Angola, Kwanza | Scenario -50% [Member]
IfrsStatementLineItems [Line Items]
Base | Number	0.0052
Monetary Assets and Liabilities	R$ (26,862)
Net effect	R$ (26,862)
Angola, Kwanza | Scenario -25% [Member]
IfrsStatementLineItems [Line Items]
Base | Number	0.0078
Monetary Assets and Liabilities	R$ (13,431)
Net effect	R$ (13,431)
Angola, Kwanza | Scenario -10% [Member]
IfrsStatementLineItems [Line Items]
Base | Number	0.0093
Monetary Assets and Liabilities	R$ (5,372)
Net effect	R$ (5,372)
Angola, Kwanza | Scenario +10% [Member]
IfrsStatementLineItems [Line Items]
Base | Number	0.0114
Monetary Assets and Liabilities	R$ 5,372
Net effect	R$ 5,372
Angola, Kwanza | Scenario +25% [Member]
IfrsStatementLineItems [Line Items]
Base | Number	0.0130
Monetary Assets and Liabilities	R$ 13,431
Net effect	R$ 13,431
Angola, Kwanza | Scenario +50% [Member]
IfrsStatementLineItems [Line Items]
Base | Number	0.0156
Monetary Assets and Liabilities	R$ 26,862
Net effect	R$ 26,862
Chile, Pesos
IfrsStatementLineItems [Line Items]
Base | Number	0.0061
Chile, Pesos | Scenario -50% [Member]
IfrsStatementLineItems [Line Items]
Base | Number	0.0031
Monetary Assets and Liabilities	R$ (128,060)
Net effect	R$ (128,060)
Chile, Pesos | Scenario -25% [Member]
IfrsStatementLineItems [Line Items]
Base | Number	0.0046
Monetary Assets and Liabilities	R$ (64,030)
Net effect	R$ (64,030)
Chile, Pesos | Scenario -10% [Member]
IfrsStatementLineItems [Line Items]
Base | Number	0.0055
Monetary Assets and Liabilities	R$ (25,612)
Net effect	R$ (25,612)
Chile, Pesos | Scenario +10% [Member]
IfrsStatementLineItems [Line Items]
Base | Number	0.0067
Monetary Assets and Liabilities	R$ 25,612
Net effect	R$ 25,612
Chile, Pesos | Scenario +25% [Member]
IfrsStatementLineItems [Line Items]
Base | Number	0.0077
Monetary Assets and Liabilities	R$ 64,030
Net effect	R$ 64,030
Chile, Pesos | Scenario +50% [Member]
IfrsStatementLineItems [Line Items]
Base | Number	0.0092
Monetary Assets and Liabilities	R$ 128,060
Net effect	R$ 128,060